Inventories, Net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Inventories, Net [Abstract]
Inventory write-down	$ 2,682,790	$ 1,115,741	$ 6,516,962	$ 3,890,025